Debt Obligations Maturities of Long Term Debt (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019		$ 9,523
2020		180,909
2021		286,047
2022		436,903
2023		379,570
Thereafter		1,168,486
Total	$ 2,443,395	2,461,438	$ 1,817,786
Secured Debt
Debt Instrument [Line Items]
2019		9,523
2020		9,999
2021		87,688
2022		61,903
2023		79,570
Thereafter		280,986
Total	$ 195,000	529,669
Revolving Credit Facility
Debt Instrument [Line Items]
2019		0
2020		0
2021		73,359
2022		0
2023		0
Thereafter		0
Total		73,359	61,569
Term Loans
Debt Instrument [Line Items]
2019		0
2020		170,910
2021		125,000
2022		375,000
2023		300,000
Thereafter		887,500
Total		$ 1,858,410	$ 1,140,000